Financial Instruments - Schedule of exposed to currency risk through financial assets and liabilities (Details)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 451,605	$ 198,920	$ 1,007,329	$ 56,995
Accounts receivable		943,812	1,394,689
Accounts Payable and Accrued Liabilities		(1,021,738)	(731,223)
Loans Payable to Related Parties		(2,700,625)	(992,835)
Convertible Debentures	$ (5,596,000)
Note Payable		$ (10,574)	$ (268,946)
Currency risk
Disclosure of detailed information about financial instruments [line items]
Cash	8,984
Accounts receivable	72,361
Promissory Notes Receivable	650,000
Accounts Payable and Accrued Liabilities	(237,994)
Loans Payable to Related Parties	(3,276,895)
Convertible Debentures	(5,596,000)
Note Payable	$ (15,000)